UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Southport, Connecticut        February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   90

Form 13F Information Table Value Total:  $1,475,372
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                      FORM 13F INFORMATION TABLE
                                            December 31, 2007


COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE     SHARED  NONE
--------------                   --------------    -----     -------- -------   --------   ----------  -----  ----     ------  ----
ABB LTD                         SPONSORED ADR     000375204    5,760    200,000 SH           SOLE      NONE     200,000  0     0
ACERGY S A                      SPONSORED ADR     00443E104   36,541  1,663,200 SH           SOLE      NONE   1,663,200  0     0
ACTIVE POWER INC                COM               00504W100   16,540  7,518,288 SH           SOLE      NONE   7,518,288  0     0
ALPHA NATURAL RESOURCES INC     COM               02076X102   16,565    510,000 SH           SOLE      NONE     510,000  0     0
APACHE CORP                     COM               037411105   21,508    200,000 SH           SOLE      NONE     200,000  0     0
ARENA RESOURCES INC             COM               040049108    3,670     88,000 SH           SOLE      NONE      88,000  0     0
BEACON POWER CORP               COM               073677106       65     42,548 SH           SOLE      NONE      42,548  0     0
BTU INTL INC                    COM               056032105    3,006    225,707 SH           SOLE      NONE     225,707  0     0
CAMERON INTERNATIONAL CORP      COM               13342B105   15,267    317,200 SH           SOLE      NONE     317,200  0     0
CAPSTONE TURBINE CORP           COM               14067D102    2,025  1,242,500 SH           SOLE      NONE   1,242,500  0     0
CF INDS HLDGS INC               COM               125269100    4,656     42,300 SH    PUT    SOLE      NONE      42,300  0     0
CHESAPEAKE ENERGY CORP          COM               165167107   12,254    312,600 SH    PUT    SOLE      NONE     312,600  0     0
COMPLETE PRODUCTION SERVICES    COM               20453E109    5,535    308,000 SH           SOLE      NONE     308,000  0     0
CONSOL ENERGY INC               COM               20854P109   19,518    272,900 SH           SOLE      NONE     272,900  0     0
DELTA PETE CORP                 COM NEW           247907207   34,967  1,855,000 SH           SOLE      NONE   1,855,000  0     0
DENBURY RES INC                 COM NEW           247916208   19,338    650,000 SH           SOLE      NONE     650,000  0     0
DEVON ENERGY CORP NEW           COM               25179M103   30,229    340,000 SH           SOLE      NONE     340,000  0     0
DIAMOND OFFSHORE DRILLING IN    COM               25271C102   35,855    252,500 SH    PUT    SOLE      NONE     252,500  0     0
DYNERGY INC DEL                 CL A              26817G102   12,852  1,800,000 SH           SOLE      NONE   1,800,000  0     0
ENCANA CORP                     COM               292505104   25,376    373,400 SH    PUT    SOLE      NONE     373,400  0     0
ENERGY CONVERSION DEVICES IN    COM               292659109    4,812    143,000 SH           SOLE      NONE     143,000  0     0
ENERGY CONVERSION DEVICES IN    COM               292659109    3,365    100,000 SH    PUT    SOLE      NONE     100,000  0     0
ENERGYSOLUTIONS INC             DEPOSITARY SH     292756202   33,521  1,241,970 SH           SOLE      NONE   1,241,970  0     0
EOG RES INC                     COM               26875P101   26,686    299,000 SH    PUT    SOLE      NONE     299,000  0     0
EVERGREEN ENERGY INC            COM               30024B104    3,061  1,372,692 SH           SOLE      NONE   1,372,692  0     0
FOUNDATION COAL HLDGS INC       COM               35039W100    5,250    100,000 SH           SOLE      NONE     100,000  0     0
FRONTIER OIL CORP               COM               35914P105    7,102    175,000 SH           SOLE      NONE     175,000  0     0
FUEL TECH INC                   COM               359523107      453     20,000 SH           SOLE      NONE      20,000  0     0
FUELCELL ENERGY INC             COM               35952H106   26,959  2,717,606 SH           SOLE      NONE   2,717,606  0     0
HALLIBURTON CO                  COM               406216101   21,089    556,300 SH           SOLE      NONE     556,300  0     0
HELIX ENERGY SOLUTIONS GRP I    COM               42330P107   10,375    250,000 SH           SOLE      NONE     250,000  0     0
HELMERICH & PAYNE INC           COM               423452101   45,279  1,130,000 SH    PUT    SOLE      NONE   1,130,000  0     0
HERCULES OFFSHORE INC           COM               427093109   13,514    568,300 SH           SOLE      NONE     568,300  0     0
HESS CORP                       COM               42809H107   63,532    629,900 SH           SOLE      NONE     629,900  0     0
HYDROGENICS CORP                COM               448882100    1,341  1,434,138 SH           SOLE      NONE   1,434,138  0     0
INTERNATIONAL RECTIFIER CORP    COM               460254105   23,891    703,300 SH           SOLE      NONE     703,300  0     0
INTERNATIONAL RECTIFIER CORP    COM               460254105   10,952    322,400 SH   CALL    SOLE      NONE     322,400  0     0
INTERNATIONAL RECTIFIER CORP    COM               460254105   19,142    563,500 SH    PUT    SOLE      NONE     563,500  0     0
ISHARES TR                      RUSSELL 2000      464287655    9,110    120,000 SH    PUT    SOLE      NONE     120,000  0     0
ITRON INC                       COM               465741106   22,253    231,875 SH           SOLE      NONE     231,875  0     0
IVANHOE ENERGY INC              COM               465790103      297    190,385 SH           SOLE      NONE     190,385  0     0
KBR INC                         COM               48242W106   10,204    263,000 SH           SOLE      NONE     263,000  0     0
LAYNE CHRISTENSEN CO            COM               521050104    4,921    100,000 SH           SOLE      NONE     100,000  0     0
MARATHON OIL CORP               COM               565849106    9,129    150,000 SH           SOLE      NONE     150,000  0     0
MAXWELL TECHNOLOGIES INC        COM               577767106      414     50,000 SH           SOLE      NONE      50,000  0     0
MCDERMOTT INTL INC              COM               580037109   16,277    275,746 SH           SOLE      NONE     275,746  0     0
MEMC ELECTR MATLS INC           COM               552715104    2,655     30,000 SH    PUT    SOLE      NONE      30,000  0     0
MIRANT CORP NEW                 COM               60467R100   24,957    640,251 SH           SOLE      NONE     640,251  0     0
MIRANT CORP NEW                 *W EXP 01/03/201  60467R118   11,032    599,261 SH           SOLE      NONE     599,261  0     0
MOSAIC CO                       COM               61945A107      915      9,700 SH           SOLE      NONE       9,700  0     0
NATIONAL OILWELL VARCO INC      COM               637071101   25,079    341,400 SH    PUT    SOLE      NONE     341,400  0     0
NEWFIELD EXPL CO                COM               651290108   16,606    315,100 SH    PUT    SOLE      NONE     315,100  0     0
NOBLE CORPORATION               SHS               G65422100   33,522    593,200 SH           SOLE      NONE     593,200  0     0
NOBLE ENERGY INC                COM               655044105    7,952    100,000 SH           SOLE      NONE     100,000  0     0
NOVA BIOSOURCE FUELS INC        COM               65488W103    2,484    856,603 SH           SOLE      NONE     856,603  0     0
OCCIDENTAL PETE CORP DEL        COM               674599105   33,106    430,000 SH           SOLE      NONE     430,000  0     0
OCEAN PWR TECHNOLOGIES INC      COM NEW           674870308    3,458    213,053 SH           SOLE      NONE     213,053  0     0
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106  104,339    552,000 SH    PUT    SOLE      NONE     552,000  0     0
PARTICLE DRILLING TECHNOLOGI    COM               70212G101    1,364    528,500 SH           SOLE      NONE     528,500  0     0
PATRIOT COAL CORP               COM               70336T104    1,747     41,849 SH           SOLE      NONE      41,849  0     0
PEABODY ENERGY CORP             COM               704549104   21,173    343,500 SH           SOLE      NONE     343,500  0     0
PETROHAWK ENERGY CORP           COM               716495106   17,397  1,005,000 SH           SOLE      NONE   1,005,000  0     0
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408   11,524    100,000 SH           SOLE      NONE     100,000  0     0
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500   21,036    759,700 SH    PUT    SOLE      NONE     759,700  0     0
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500    3,259    117,700 SH   CALL    SOLE      NONE     117,700  0     0
PRIDE INTL INC DEL              COM               74153Q102   10,424    307,500 SH           SOLE      NONE     307,500  0     0
QUANTA SVCS INC                 COM               74762E102   19,059    726,324 SH           SOLE      NONE     726,324  0     0
RANGE RES CORP                  COM               75281A109    9,627    187,450 SH           SOLE      NONE     187,450  0     0
RELIANT ENERGY INC              COM               75952B105    4,629    176,400 SH           SOLE      NONE     176,400  0     0
RENEGY HOLDINGS INC             COM               75845J109      254     41,286 SH           SOLE      NONE      41,286  0     0
RENTECH INC                     COM               760112102       22     12,396 SH           SOLE      NONE      12,396  0     0
RETAIL HOLDERS TR               DEP RCPT          76127U101   14,003    150,000 SH    PUT    SOLE      NONE     150,000  0     0
ROWAN COS INC                   COM               779382100   44,602  1,130,305 SH           SOLE      NONE   1,130,305  0     0
SCHLUMBERGER LTD                COM               806857108   41,069    417,500 SH           SOLE      NONE     417,500  0     0
SHAW GROUP INC                  COM               820280105    9,066    150,000 SH           SOLE      NONE     150,000  0     0
SMITH INTL INC                  COM               832110100   16,011    216,800 SH    PUT    SOLE      NONE     216,800  0     0
SOUTHWESTERN ENERGY CO          COM               845467109   12,927    232,000 SH           SOLE      NONE     232,000  0     0
SUNCOR ENERGY INC               COM               867229106    5,143     47,300 SH           SOLE      NONE      47,300  0     0
SUPERIOR OFFSHORE INTL INC      COM               86825Q104    3,520    701,285 SH           SOLE      NONE     701,285  0     0
TALISMAN ENERGY INC             COM               87425E103   29,465  1,591,000 SH           SOLE      NONE   1,591,000  0     0
TERRA INDS INC                  COM               880915103   30,585    640,392 SH           SOLE      NONE     640,392  0     0
TETON ENERGY CORP               COM               881628101    2,027    413,604 SH           SOLE      NONE     413,604  0     0
TIDEWATER INC                   COM               886423102    1,372     25,000 SH           SOLE      NONE      25,000  0     0
TRANSMERIDIAN EXPL INC          COM               89376N108      296    150,000 SH           SOLE      NONE     150,000  0     0
TRANSOCEAN INC NEW              SHS               G90073100   45,893    320,593 SH           SOLE      NONE     320,593  0     0
VALMONT INDS INC                COM               920253101   27,895    313,000 SH           SOLE      NONE     313,000  0     0
W & T OFFSHORE INC              COM               92922P106   15,316    511,200 SH           SOLE      NONE     511,200  0     0
WALTER INDS INC                 COM               93317Q105   11,555    321,600 SH           SOLE      NONE     321,600  0     0
WEATHERFORD INTERNATIONAL LT    COM               G95089101   39,726    579,100 SH           SOLE      NONE     579,100  0     0
XTO ENERGY INC                  COM               98385X106   22,825    444,416 SH           SOLE      NONE     444,416  0     0


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